Loans and borrowings - Breakdown by type of interest rate and currency (Details) - COP ($) $ in Millions		Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 95,060,928	$ 46,731,754
2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	9,206,283	4,923,346
From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		44,942,535	22,953,532
2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		20,156,688	13,285,454
More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		20,755,422	5,569,422
Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		7,881,775	3,044,437
Other local currency | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	889,690	581,958
Other local currency | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,393,660	1,547,436
Other local currency | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		2,302,286	582,133
Other local currency | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,296,139	332,910
Other local currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		4,941,024	1,084,461
Other local currency | Bonds [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	290,858	65,829
Other local currency | Bonds [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,152,829	354,081
Other local currency | Bonds [Member] | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		1,423,909	370,900
Other local currency | Bonds [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		2,073,428	293,651
Other local currency | Syndicated Loans
Disclosure of detailed information about borrowings [line items]
Borrowings		600,452	811,079
Other local currency | Syndicated Loans | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	239,597	242,660
Other local currency | Syndicated Loans | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		360,855	568,419
Other local currency | Syndicated Loans | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Other local currency | Syndicated Loans | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Other local currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,516,377	312,408
Other local currency | Commercial loans [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	170,758	106,410
Other local currency | Commercial loans [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		539,693	205,998
Other local currency | Commercial loans [Member] | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		595,307	0
Other local currency | Commercial loans [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		210,619	0
Other local currency | Lease liabilities.
Disclosure of detailed information about borrowings [line items]
Borrowings		823,922	836,489
Other local currency | Lease liabilities. | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	188,477	167,059
Other local currency | Lease liabilities. | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		340,283	418,938
Other local currency | Lease liabilities. | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		283,070	211,233
Other local currency | Lease liabilities. | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		12,092	39,259
Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		87,179,153	43,687,317
Other foreign currency | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	8,316,593	4,341,388
Other foreign currency | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		42,548,875	21,406,096
Other foreign currency | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		17,854,402	12,703,321
Other foreign currency | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		18,459,283	5,236,512
Other foreign currency | Bonds [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		66,603,695	33,944,548
Other foreign currency | Bonds [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	3,275,138	1,905,325
Other foreign currency | Bonds [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		27,550,698	14,692,852
Other foreign currency | Bonds [Member] | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		17,515,876	12,109,859
Other foreign currency | Bonds [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		18,261,983	5,236,512
Other foreign currency | Commercial loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		18,750,580	8,247,014
Other foreign currency | Commercial loans [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	3,457,708	1,098,593
Other foreign currency | Commercial loans [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		14,792,560	6,563,863
Other foreign currency | Commercial loans [Member] | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		303,012	584,558
Other foreign currency | Commercial loans [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		197,300	0
Other foreign currency | Loans From Related Parties [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings		1,483,701	1,277,046
Other foreign currency | Loans From Related Parties [Member] | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	1,483,701	1,277,046
Other foreign currency | Loans From Related Parties [Member] | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Other foreign currency | Loans From Related Parties [Member] | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Other foreign currency | Loans From Related Parties [Member] | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Other foreign currency | Lease liabilities.
Disclosure of detailed information about borrowings [line items]
Borrowings		341,177	218,709
Other foreign currency | Lease liabilities. | 2022.
Disclosure of detailed information about borrowings [line items]
Borrowings	[1]	100,046	60,424
Other foreign currency | Lease liabilities. | From 1 to 5 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		205,617	149,381
Other foreign currency | Lease liabilities. | 2027 and thereafter.
Disclosure of detailed information about borrowings [line items]
Borrowings		35,514	8,904
Other foreign currency | Lease liabilities. | More than 10 years [member]
Disclosure of detailed information about borrowings [line items]
Borrowings		0	0
Fixed interest rate [member] | Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		1,239,723	523,870
Fixed interest rate [member] | Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		69,427,014	38,706,328
Floating interest rate | Other local currency
Disclosure of detailed information about borrowings [line items]
Borrowings		6,642,052	2,520,567
Floating interest rate | Other foreign currency
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 17,752,139	$ 4,980,989

[1]	Includes short-term credit and the current portion of long-term debt, as applicable.